1607(b, c) Reports, Opinions, Appraisals, and Negotiations	Mar. 27, 2026
Preparer and Summary [Line Items]
Outside Party or Unaffiliated Representative, Identity	PJT
Report, Opinion, or Appraisal, the SPAC or SPAC Sponsor Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false
Report, Opinion, or Appraisal, Outside Party or Unaffiliated Representative Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false